Dividends	12 Months Ended
Sep. 30, 2022
Other Liabilities Disclosure [Abstract]
Dividends
Note 19 — Dividends
The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2022, 2021 and 2020:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 3, 2022	$0.395	September 30, 2022	$47,735	October 28, 2022
May 11, 2022	$0.395	June 30, 2022	$48,180	July 29, 2022
February 1, 2022	$0.395	March 31, 2022	$48,527	April 29, 2022
November 2, 2021	$0.36	December 31, 2021	$44,410	January 28, 2022
August 4, 2021	$0.36	September 30, 2021	$44,956	October 29, 2021
May 12, 2021	$0.36	June 30, 2021	$45,580	July 23, 2021
February 2, 2021	$0.36	March 31, 2021	$45,958	April 23, 2021
November 10, 2020	$0.3275	December 31, 2020	$42,850	January 22, 2021
August 5, 2020	$0.3275	September 30, 2020	$43,084	October 23, 2020
May 7, 2020	$0.3275	June 30, 2020	$43,568	July 24, 2020
February 4, 2020	$0.3275	March 31, 2020	$43,723	April 24, 2020
November 12, 2019	$0.285	December 31, 2019	$38,357	January 24, 2020
The amounts payable as a result of the August 3, 2022, August 4, 2021 and August 5, 2020 declarations were included in accrued expenses and other current liabilities as of September 30, 2022, 2021 and 2020, respectively.
On November 8, 2022, the Company’s Board of Directors approved quarterly dividend payment of $0.395 per share, and set December 30, 2022 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 27, 2023.
On November 8, 2022, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2023 annual general meeting of shareholders, an increase in the quarterly cash dividend to
$
0.435
per share, anticipated to be paid in
April 2023
.